Capital management	12 Months Ended
Dec. 31, 2023
Capital Management
Capital management

28. Capital management

The primary objective of capital management is to maximize the shareholder value. For the purpose of capital management, capital includes issued ordinary share capital and other equity reserves.

The Group manages its capital structure and makes adjustments in light of changes in economic conditions. To maintain or adjust the capital structure, the Group may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

There have been no significant changes in the objective and strategy for capital management during the financial year.